Supplemental cash flow information	12 Months Ended
Dec. 31, 2025
Disclosure In Entirety Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information	Supplemental cash flow information
Supplement cash flow information as of 31 December 2025, 2024, and 2023 is included below. (see Note 21 for non-cash movements in borrowings).

Non-cash investing and financing activities	2025	2024	2023
Acquisition of property, plant and equipment in trade payables and other current liabilities	4,084	13,917	2,266
Acquisition of intangibles in trade payables and other current liabilities	15,701	—	930
Right-of-use assets obtained through new leases	24,594	41,506	74,109
Sale of joint venture	—	5,950
Acquisition of intangible assets with shares	13,686	—	—
Acquisition of property, plant and equipment with shares	1,147	—
Settlement of borrowings through refinancing	173,380	118,330	—
New borrowings through refinancing	179,547	—
Settlement of transaction cost through refinancing	794	28,365	—
Equity issued through conversion of borrowings	—	263,969	—
Capitalized borrowing costs in trade payables and other current liabilities	2,254	—	—
Settlement of RSUs with shares	3,691	5,076	678
Settlement of SARs with shares	—	—	13,767